Income Taxes - Components of income tax expense (benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current
Federal	$ (1,530)	$ 0
Deferred
Federal	(14,495)	146,794
Change in Valuation Allowance	14,495	(146,794)
Income Tax Benefit	$ (1,530)	$ 0